Subsequent Events (Details)	1 Months Ended
Jan. 27, 2022
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Subsequent Event, Description	On January 27, 2022, the board of directors approved the grant of an aggregate of 300,500 option exercisable into 300,500 ordinary shares to the Company’s employees and additional grant, subject to shareholders meeting approval, of an aggregate of 317,000 options exercisable into 317,000 ordinary shares to the Company’s CEO and members of the Company’s board of directors, at an exercise price of $9.22 per share.